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American Funds Retirement Income Portfolio - Conservative
American Funds Retirement Income Portfolio – Conservative
Investment objectives
The fund strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 41 of the prospectus and on page 86 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds Retirement Income Portfolio - Conservative	Class A		Class C	Class T	Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-5E	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	2.50%	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Retirement Income Portfolio - Conservative	Class A	Class C	Class T		Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	none	none	none		none	none	none	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	1.00%	0.25%		0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.24%	none	none	none
Other expenses	0.05%	0.05%	0.05%	[1]	0.12%	0.12%	0.02%	0.04%	0.27%	0.22%	0.15%	0.10%	0.14%	0.08%	0.02%
Acquired (underlying) fund fees and expenses	0.27%	0.27%	0.27%		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Total annual fund operating expenses	0.56%	1.32%	0.57%		0.64%	0.39%	0.29%	1.31%	1.29%	1.09%	0.92%	0.61%	0.41%	0.35%	0.29%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds Retirement Income Portfolio - Conservative - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 629	$ 234	$ 307	$ 65	$ 40	$ 30	$ 133	$ 131	$ 111	$ 94	$ 62	$ 42	$ 36	$ 30
3 years	744	418	428	205	125	93	415	409	347	293	195	132	113	93
5 years	870	723	560	357	219	163	718	708	601	509	340	230	197	163
10 years	$ 1,236	$ 1,381	$ 946	$ 798	$ 493	$ 368	$ 1,579	$ 1,556	$ 1,329	$ 1,131	$ 762	$ 518	$ 443	$ 368

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	American Funds Retirement Income Portfolio - Conservative Class C USD ($)
1 year	$ 134
3 years	418
5 years	723
10 years	$ 1,381

Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The fund is intended primarily for investors who are already in retirement or plan to retire in the near future and who are seeking an investment for use with a periodic withdrawal program. In some cases, all or a portion of any distribution from the fund may include the investor’s original investment. The American Funds Retirement Income Portfolio – Conservative (“Conservative Portfolio” or the “fund”) is designed for investors who desire a potentially lower level of downside risk in exchange for a potentially lower level of income and growth of capital. The fund is not designed to be the sole option for the investor’s retirement income needs nor is there any guarantee that the fund will provide adequate income through retirement.

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in varying combinations and weightings over time. The underlying American Funds will typically seek to generate income from their investments and will primarily consist of fixed-income, equity-income and balanced funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to fixed-income securities and to dividend-paying common stocks.

The Conservative Portfolio currently plans to invest a higher ratio in underlying funds that invest significantly in bonds and other fixed-income securities. With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its primary objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund will seek exposure to investments outside the United States as well as in the United States. The investment adviser believes that exposure to investments outside the United States can help provide diversification when seeking current income and long-term growth of capital.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the Conservative Portfolio’s investment objectives of providing current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objectives.

The fund is one of a suite of three American Funds Retirement Income Portfolios designed to help investors in or near retirement with a withdrawal program. The three portfolios are designed to provide investors with the ability to produce cash flows from their investments in the portfolio over an extended period of time along a variation of risk profiles. The Conservative Portfolio seeks to provide the lowest downside risk of the three portfolios, which normally results in a comparatively lower level of income and potential for growth of capital. The American Funds Retirement Income Portfolio – Enhanced (the “Enhanced Portfolio”) seeks somewhat higher income and long-term growth of capital, but also entails potentially greater volatility, which results in higher potential downside risk. The American Funds Retirement Income Portfolio – Moderate (the “Moderate Portfolio”) offers investors an intermediate investment option, seeking greater current income and long-term growth than the Conservative Portfolio, with potentially less volatility and downside risk relative to the Enhanced Portfolio.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Retirement Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 7.15% (quarter ended June 30, 2020)

Lowest -6.95% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2023, was -0.56%.

Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - American Funds Retirement Income Portfolio - Conservative	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	(9.83%)	3.32%	4.44%	Aug. 28, 2015
Class A	(15.21%)	1.87%	3.36%	Aug. 28, 2015
Class C	(11.55%)	2.36%	3.47%	Aug. 28, 2015
Class F-1	(10.16%)	3.03%	4.17%	Aug. 28, 2015
Class F-3	(9.82%)	3.40%	4.21%	Jan. 27, 2017
Class R-1	(10.66%)	2.34%	3.50%	Aug. 28, 2015
Class R-2	(10.72%)	2.46%	3.65%	Aug. 28, 2015
Class R-2E	(10.44%)	2.98%	4.18%	Aug. 28, 2015
Class R-3	(10.34%)	2.77%	3.92%	Aug. 28, 2015
Class R-4	(10.05%)	3.03%	4.18%	Aug. 28, 2015
Class R-5E	(9.94%)	3.28%	4.29%	Nov. 20, 2015
Class R-5	(9.79%)	3.37%	4.44%	Aug. 28, 2015
Class R-6	(9.81%)	3.40%	4.51%	Aug. 28, 2015
After Taxes on Distributions | Class F-2	(10.83%)	2.20%	3.43%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	(5.60%)	2.29%	3.21%
S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(11.17%)	2.33%	3.43%	Aug. 28, 2015
Lipper Retirement Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(12.89%)	2.00%	3.34%	Aug. 28, 2015

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).